PRUDENTIAL QMA STRATEGIC VALUE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s and Class C’s Sales Charges on page 22 of the Fund’s Prospectus and in Rights of Accumulation on page 50 of the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL QMA STRATEGIC VALUE FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fees	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL QMA STRATEGIC VALUE FUND		Class A	Class B	Class C	Class R	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none
+ Other expenses	[1]	0.19%	0.19%	0.19%	0.19%	0.19%
= Total annual Fund operating expenses		1.29%	1.99%	1.99%	1.74%	0.99%
– Fee waiver and/or expense reimbursement		(0.22%)	(0.17%)	(0.17%)	(0.42%)	(0.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.07%	1.82%	1.82%	1.32%	0.82%
[1]	Other expenses have been restated to reflect current fees.
[2]	The manager has contractually agreed to waive and/or reimburse up to .17% of its management fees from the Fund through June 30, 2017 to the extent that the Fund's net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed .80% of the Fund's average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015. Separately, the distributor has contractually agreed until June 30, 2017 to reduce its distribution and service (12b-1) fees to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2017 without prior approval of the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL QMA STRATEGIC VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	653	916	1,199	2,003
Class B	685	908	1,157	2,038
Class C	285	608	1,057	2,303
Class R	134	507	904	2,017
Class Z	84	298	531	1,198

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL QMA STRATEGIC VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	653	916	1,199	2,003
Class B	185	608	1,057	2,038
Class C	185	608	1,057	2,303
Class R	134	507	904	2,017
Class Z	84	298	531	1,198

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 153% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests in a diversified portfolio of large-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E), price-to-cash flow (P/CF), and price-to-book (P/B) ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, we limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by our quantitative process.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences.

Exchange Traded Funds (ETFs) Risk. There may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole. Investments in ETFs may entail duplicate management fees.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return for Class A shares from January 1, 2016 through March 31, 2016 was 1.44%.

Best Quarter:		Worst Quarter:
17.37%	3rd Quarter 2009	-21.21%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-15)
Average Annual Total Returns - PRUDENTIAL QMA STRATEGIC VALUE FUND		One Year	Five Years	Ten Years
Class B shares		(10.86%)	8.77%	4.34%
Class C shares		(7.72%)	8.91%	4.35%
Class R shares
Class Z shares		(6.04%)	9.99%	5.39%
Class A Shares		(11.39%)	8.50%	4.54%
Class A Shares | Return After Taxes on Distributions		(14.66%)	7.03%	3.51%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares		(3.66%)	6.67%	3.61%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		(3.83%)	11.27%	6.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		1.39%	12.55%	7.30%
Lipper Multi-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	[1]	(5.23%)	9.24%	5.52%
Lipper Large-Cap Value Funds Average (reflects no deduction for sales charges or taxes)		(4.22%)	9.75%	5.36%
[1]	The Fund is compared to the Lipper Large-Cap Value Performance category, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance category. The Lipper Large-Cap Value Funds Performance category is utilized because the Fund's manager believes that the funds included in this category provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.